Investments in associates and joint venture - Statement of fair values of the identifiable assets and liabilities of Tinka (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Consideration transferred	$ 0	$ 1,677	$ 0